Segments Disclosures - Selected Consolidated Statements of Financial Position Information (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
PP&E	$ 5,714	$ 5,556	$ 5,320
Right-of-use assets	117	126	95
Intangible assets	223	252	$ 256
Goodwill	464	464
Wind and Solar
Disclosure of operating segments [line items]
Goodwill	176	176
Energy Marketing
Disclosure of operating segments [line items]
Goodwill	30	30
Corporate
Disclosure of operating segments [line items]
PP&E	98	111
Right-of-use assets	11	14
Intangible assets	31	31
Goodwill	0	0
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	462	437
Right-of-use assets	7	6
Intangible assets	2	2
Goodwill	258	258
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	3,360	2,837
Right-of-use assets	94	98
Intangible assets	141	157
Goodwill	176	176
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	1,543	1,858
Right-of-use assets	5	6
Intangible assets	40	49
Goodwill	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	251	313
Right-of-use assets	0	2
Intangible assets	4	5
Goodwill	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0
Right-of-use assets	0	0
Intangible assets	5	8
Goodwill	$ 30	$ 30